Document and Entity Information	Feb. 29, 2024
Cover [Abstract]
Entity Registrant Name	Chemours Co
Entity Address, State or Province	DE
Amendment Flag	false
Entity Central Index Key	0001627223
Document Type	8-K
Document Period End Date	Feb. 29, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-36794
Entity Tax Identification Number	46-4845564
Entity Address, Address Line One	1007 Market Street
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	773-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false